                    COMMONWEALTH ANNUITY SEPARATE ACCOUNT A
                                       OF
                COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY

               SUPPLEMENT DATED AUGUST 12, 2009 TO PROSPECTUS FOR
               COMMONWEALTH ANNUITY HORIZON VA DATED JULY 1, 2009

                                     * * *

Throughout the Prospectus, all references to "Fidelity VIP Freedom Income Portfolio" are deleted and replaced by "Fidelity VIP Investor Freedom Income-Registered Trademark- Portfolio":

- On pages 2 and 13 of the Commonwealth Annuity Horizon VA prospectus ("Prospectus"), under the heading FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS (SERVICE CLASS 2), "Fidelity VIP Freedom Income Portfolio" is deleted. The following is inserted as the next fund group:

  FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS--INVESTOR FREEDOM FUNDS
  - Fidelity VIP Investor Freedom Income-Registered Trademark- Portfolio

- On page 7 of the Prospectus, the reference to Total Annual Fund Operating Expenses--"LOWEST--HIGHEST" in the third table is amended to read "0.46% - 1.64%". In the next paragraph, the third sentence is amended to read: "The lowest and highest Total Annual Fund Operating Expenses for all Funds after all fee reductions and expense reimbursements, respectively, are 0.46% and 1.59% for the year ended December 31, 2008."

- On page 8 of the Prospectus, the third paragraph is deleted and replaced with the following:

  Although your actual costs may be higher or lower, based on these assumptions, your costs would be the following whether you surrender, annuitize, or remain invested at the end of the applicable period:

                                                                  1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                 --------   --------   --------   --------
    Maximum Fund Expenses......................................    $246       $756      $1,293     $2,761
    Minimum Fund Expenses......................................    $127       $395      $  683     $1,505

- On page 14 of the Prospectus, the information concerning the "Fidelity Variable Insurance Products Funds (Class 2)--Fidelity VIP Freedom Income Portfolio" is deleted from the table and replaced by the following:

    INSURANCE FUND           PORTFOLIO NAME              INVESTMENT OBJECTIVE         INVESTMENT ADVISER
    --------------         -------------------           --------------------      ------------------------
    Fidelity Variable      Fidelity VIP                  Seeks high total          Strategic
    Insurance Products     Investor Freedom              return with a             Advisers, Inc.
    Funds                  Income-Registered Trademark-  secondary objective
                           Portfolio                     of principal
                                                         preservation

                                       * * *

COMMONWEALTH ANNUITY HORIZON VA